Note 1. Business: Basis of presentation (Policies)	12 Months Ended
Nov. 30, 2018
Policies
Basis of presentation

Basis of presentation

The accompanying financial statements represent the consolidated operations of MRC and GNP from the periods of each of the Company’s wholly-owned subsidiaries’ respective formation or acquisition dates forward, prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).  All intercompany transactions have been eliminated, and all amounts are presented in the US Dollar.  The consolidated entity is referred to as “the Company,” “we,” “us,” or “our.”